CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Tax	$ 12	$ 1	$ 3
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	(8)	(1)	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	38	150	(1)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit), Tax	(8)	6	(19)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	0	0	(2)
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Tax	0	1	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Actuarial Gain (Loss) Arising During Period, Tax	$ (25)	$ (20)	$ (19)